Intangible assets - Impairment testing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash-generating units
Goodwill	$ 902	$ 848	$ 896
Percentage of reasonably possible decrease in cash flow projections	10.00%
Percentage of reasonably possible decrease in growth rate	1.00%
Percentage of reasonably possible increase in discount rate	1.00%
Thailand Asset Management
Cash-generating units
Goodwill	$ 490	450
Period of discounted cash flow valuation	5 years
Constant growth rate	3.50%
Pre-tax discount rate	9.00%
UOB Life
Cash-generating units
Goodwill	$ 244	$ 230